Segment reporting	12 Months Ended
Dec. 31, 2017
Segment reporting
Segment reporting

19. Segment reporting

voxeljet operates in two reportable segments—Systems and Services—which reflect the internal organizational and management structure according to the distinct nature of the two businesses. The Systems business derives its revenues from the manufacture and sale of 3D printers, from the sale of consumables as well as lease and maintenance agreements with customers, while the Services business provides custom‑ordered printed product to customers.

The measurement principles used by voxeljet in preparing this segment reporting are also the basis for segment performance assessment. The Management Board of voxeljet acts as a chief operating decision maker. As a performance indicator, the chief operating decision maker mainly monitors the Company’s revenues and gross profit.

The following table summarizes segment reporting for each of the reporting periods ended December 31. As management’s controlling instruments are mainly revenue‑based, the reporting information does not include a detailed breakdown of all assets and liabilities by category. The sum of the amounts for the two segments equals the total for the Company for each of the years presented.

SEGMENT REPORTING

	Year Ended December 31,
	2017		2016		2015
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	11,534	11,644	13,081	9,257	11,113	12,951
Gross profit	3,921	5,433	3,197	3,706	3,849	3,068
Gross profit in %	34.0%	46.7%	24.4%	40.0%	34.6%	23.7%
PPE	13,070	14,628	9,936	13,585	9,002	12,381
Trade receivables	2,899	2,194	2,566	1,567	1,639	1,709
Trade payables	1,885	1,174	833	932	984	775
Depreciation and amortization (excl. Intangible assets)	1,207	1,764	747	1,667	775	1,813
Allowance for slow-moving inventory	(515)	--	954	--	--	--
Loss on disposal of DPM business	--	--	--	--	--	2,663
Impairment of goodwill	--	--	--	1,130	--	--

Systems revenues include revenues from the sales of used 3D printers of kEUR 2,556, kEUR 1,235, and kEUR 1,224 for the years ended December 31, 2017,  2016, and 2015, respectively. Systems revenues further includes revenue from development service of kEUR 298, kEUR 0, and kEUR 0 for the years ended December 31, 2017, 2016, and 2015, respectively.

Geographic information

REVENUES BY GEOGRAPHICAL REGION

voxeljet’s revenues and non‑current assets are presented below by geographic region. For purposes of this presentation, revenues are based on the geographic location of customers and assets are based on their geographic location.

voxeljet’s revenues were generated in the following geographical regions for the years reported:

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
EMEA	14,832	13,364	18,214
Germany	5,677	6,132	6,984
France	2,611	2,725	1,711
Great Britain	1,459	1,135	4,464
Others	5,085	3,372	5,055
Asia Pacific	2,526	4,831	2,703
South Korea	721	1,680	1,277
Others	1,805	3,151	1,426
Americas	5,820	4,143	3,147
United States	5,474	4,107	3,110
Others	346	36	37
Total	23,178	22,338	24,064

NON‑CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2017	2016
	(€ in thousands)
EMEA	25,366	20,657
Germany	23,906	19,533
Great Britain	1,460	1,124
Asia Pacific	1,360	218
China	1,360	218
Americas	2,531	3,758
United States	2,531	3,758
Total	29,257	24,633